Consolidated Statements of Changes In Equity - USD ($) $ in Thousands	Issued capital [member]	Additional paid-in capital [member]	Foreign Currency Translation [Member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2019		$ 17,357	$ 217	$ (14,324)	$ 3,250
Beginning balance, shares at Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Loss after income tax for the year				(4,573)	(4,573)
Other comprehensive income (loss) for the year			388		388
Total comprehensive loss for the year			388	(4,573)	(4,185)
Issuance of shares, net		6,857			6,857
Share-based compensation		519			519
Exercise of warrants
Ending balance, value at Dec. 31, 2020		24,733	605	(18,897)	6,441
Ending balance, shares at Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Loss after income tax for the year				(4,939)	(4,939)
Other comprehensive income (loss) for the year			(382)		(382)
Total comprehensive loss for the year			(382)	(4,939)	(5,321)
Issuance of shares, net		5,892			5,892
Share-based compensation		484			484
Exercise of warrants		395			395
Ending balance, value at Dec. 31, 2021		31,504	223	(23,836)	7,891
Ending balance, shares at Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Loss after income tax for the year				(6,184)	(6,184)
Other comprehensive income (loss) for the year			(760)		(760)
Total comprehensive loss for the year			(760)	(6,184)	(6,944)
Issuance of shares, net		182			182
Share-based compensation		306			306
Issuance of options to acquire intangible asset		721			721
Ending balance, value at Dec. 31, 2022		$ 32,713	$ (537)	$ (30,020)	$ 2,156